Condensed consolidated statements of cash flows - additional details - Depreciation, amortization, impairments and fair value adjustments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ 779	$ 709
Property, plant & equipment
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	142	129
Right-of-use assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	38	29
Intangible assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	602	536
Financial assets
Disclosure of detailed information about property, plant and equipment [line items]
Depreciation, amortization, impairments and fair value adjustments	$ (3)	$ 15